Goodwill and Intangible Assets - Summary of Company's Annual Amortization Expense for Existing Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 0	$ 1,638
MSGE SPINCO, INC [Member]
Indefinite-Lived Intangible Assets [Line Items]
Fiscal year ending June 30, 2023		1,638
Fiscal year ending June 30, 2024		0
Fiscal year ending June 30, 2025		0
Fiscal year ending June 30, 2026		0
Fiscal year ending June 30, 2027		0
Thereafter		0
Total		$ 1,638	$ 7,476